Share capital and other reserves (Details)			1 Months Ended	12 Months Ended
	Nov. 11, 2022 USD ($) shares	Oct. 05, 2022 USD ($) shares	Sep. 21, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 EUR (€) € / shares	Jul. 14, 2022 shares	Jul. 13, 2022 € / shares	Jul. 13, 2022 USD ($) $ / shares shares	Jun. 30, 2022 € / shares
Share capital and other reserves (Details) [Line Items]
Authorized shares				350,000,001
Ordinary shares	100,000	50,000	50,000	300,000,000
Ordinary shares, per share | (per share)				$ 0.005	€ 1		€ 1	$ 0.005	€ 1
Preferred shares				50,000,000
Authorised capital (in Dollars) | $								$ 1,750,000
Preferred shares								50,000,000
Reorganization acquired percentage					100.00%
Acquired payment (in Euro) | €					€ 25,000
Agreed to contribute (in Euro) | €					253,821
Liability indicated (in Euro) | €					€ 253,821
shareholders owning percentage					35.00%
Agreement amount total (in Dollars) | $				$ 1,505,000
Addition to payments (in Dollars) | $				$ 105,350
Purchase price percentage				1.00%
Non-accountable expense allowance (in Dollars) | $				$ 15,050
Warrant to purchase shares				105,350
Exercise price per share (in Dollars per share) | $ / shares				$ 1
Ordinary shares amount (in Dollars) | $	$ 250		$ 11,250
Aggregate purchase price (in Dollars) | $		$ 250
Preference shares [Member]
Share capital and other reserves (Details) [Line Items]
Ordinary shares, per share | $ / shares				$ 0.005
Pinehurst Partners LLC [Member]
Share capital and other reserves (Details) [Line Items]
Ordinary shares			2,250,000
Christopher Paul Gardner [Member]
Share capital and other reserves (Details) [Line Items]
Ordinary shares amount (in Dollars) | $			$ 1,000
Directors [Member]
Share capital and other reserves (Details) [Line Items]
Ordinary shares amount (in Dollars) | $			$ 250
Daniel Joseph McClory [Member]
Share capital and other reserves (Details) [Line Items]
Ordinary shares		250,000
Daniel Joseph McClory’s adult son [Member]
Share capital and other reserves (Details) [Line Items]
Ordinary shares amount (in Dollars) | $		$ 1,250
Chief Executive Officer [Member]
Share capital and other reserves (Details) [Line Items]
Ordinary shares amount (in Dollars) | $	$ 500
Brera Holdings PLC [Member]
Share capital and other reserves (Details) [Line Items]
Ordinary shares, per share | € / shares							€ 1
Private Placements[Member]
Share capital and other reserves (Details) [Line Items]
Purchase price percentage				7.00%
Class A Ordinary Share [Member]
Share capital and other reserves (Details) [Line Items]
Authorized shares								50,000,000
Ordinary shares		250,000	2,500,000			8,100,000
Ordinary shares, per share | $ / shares				$ 0.005				$ 0.005
Designated ordinary shares				50,000,000
Ordinary shares votes per share					ten
Class B Ordinary Share [Member]
Share capital and other reserves (Details) [Line Items]
Authorized shares								250,000,000
Ordinary shares	50,000	50,000	200,000	1,505,000		100,000
Ordinary shares, per share | $ / shares				$ 0.005				$ 0.005
Designated ordinary shares				250,000,000
Ordinary shares votes per share					one
Class B Ordinary Share [Member] | Daniel Joseph McClory [Member]
Share capital and other reserves (Details) [Line Items]
Ordinary shares		250,000
Class B Ordinary Share [Member] | Private Placements[Member]
Share capital and other reserves (Details) [Line Items]
Ordinary shares, per share | $ / shares				$ 1